Fair value of financial instruments - Disclosure of significant unobservable inputs (Details) - Level 3	Dec. 31, 2023	Dec. 31, 2022
Min | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0029	0.0017
Min | Loans | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0186	0.0200
Min | Loans | Discounted cash flows | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.07	0.05
Min | Loans | Discounted cash flows | Loan spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0041	0.0051
Min | Loans | Comparable pricing | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	0
Min | Corporate debt | Discounted cash flows | Loan spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	0.0229
Min | Corporate debt | Comparable pricing | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	0
Min | Reverse repurchase and repurchase agreements | Discounted cash flows | Repo spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0385	0.0321
Min | Interest rate derivatives | Discounted cash flows | Inflation forwards
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.04	0.03
Min | Interest rate derivatives | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0015	0.0017
Min | Interest rate derivatives | Discounted cash flows | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.01	(0.03)
Min | Interest rate derivatives | Discounted cash flows | Growth curve
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	(0.01)	0
Min | Interest rate derivatives | Correlation Model | Inflation forwards
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	(0.20)
Min | Interest rate derivatives | Option model | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0066	0.0049
Min | Interest rate derivatives | Option model | Interest rate volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0026	0.0036
Min | Interest rate derivatives | Option model | FX - IR correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	(0.20)	(0.20)
Min | Interest rate derivatives | Option model | IR - IR correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	(0.20)	0.12
Min | Credit derivatives | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0001	0.0003
Min | Credit derivatives | Comparable pricing | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	46	79
Min | Equity derivatives | Discounted cash flows | Discount margin
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	(0.0238)	(0.0205)
Min | Equity derivatives | Option model | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.05	0.03
Min | Equity derivatives | Option model | Equity - equity correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.40	0.40
Max | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.1672	0.2159
Max | Loans | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0870	0.0426
Max | Loans | Discounted cash flows | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.18	0.34
Max | Loans | Discounted cash flows | Loan spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0802	0.0801
Max | Loans | Comparable pricing | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	287	101
Max | Corporate debt | Discounted cash flows | Loan spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	0.0834
Max | Corporate debt | Comparable pricing | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	352	232
Max | Reverse repurchase and repurchase agreements | Discounted cash flows | Repo spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0468	0.0502
Max | Interest rate derivatives | Discounted cash flows | Inflation forwards
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.07	0.05
Max | Interest rate derivatives | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.1672	0.2159
Max | Interest rate derivatives | Discounted cash flows | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.07	0.56
Max | Interest rate derivatives | Discounted cash flows | Growth curve
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.02	0
Max | Interest rate derivatives | Correlation Model | Inflation forwards
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	(0.13)
Max | Interest rate derivatives | Option model | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0257	0.0315
Max | Interest rate derivatives | Option model | Interest rate volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0515	0.0430
Max | Interest rate derivatives | Option model | FX - IR correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.78	0.78
Max | Interest rate derivatives | Option model | IR - IR correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.98	0.99
Max | Credit derivatives | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0765	0.2943
Max | Credit derivatives | Comparable pricing | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	99	92
Max | Equity derivatives | Discounted cash flows | Discount margin
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0110	0.0634
Max | Equity derivatives | Option model | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	1.38	1.40
Max | Equity derivatives | Option model | Equity - equity correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	1	1